Leases - Amounts recognized in the consolidated statement of profit and loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfQuantitativeInformationAboutRightofuseAssetsLineItems
Right-of-use depreciation	€ 62,580	€ 58,371
Finance lease expenses	35,205	34,558
Other operating lease expenses	13,353	12,988
Expenses related to short-term agreements	3,569	7,397
Expenses related to low-value agreements	11,254	12,850
Total operating lease expenses	28,176	33,235	€ 84,299
Lease payments	79,037	73,785
Buildings
DisclosureOfQuantitativeInformationAboutRightofuseAssetsLineItems
Right-of-use depreciation	52,774	49,786
Machinery
DisclosureOfQuantitativeInformationAboutRightofuseAssetsLineItems
Right-of-use depreciation	1,588	1,768
Computer equipment
DisclosureOfQuantitativeInformationAboutRightofuseAssetsLineItems
Right-of-use depreciation	3,012	2,204
Vehicles
DisclosureOfQuantitativeInformationAboutRightofuseAssetsLineItems
Right-of-use depreciation	€ 5,206	€ 4,613